Loans and Accounts Receivable from Customers (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [line items]
Schedule of Composition of Loan Portfolio

As of December 31, 2020, the loan portfolio is detailed as follows:

		Allowances for loan losses
		Individual	Group
As of December 31, 2020	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	12,172,207	(321,444)	(347,928)	(669,372)	11,502,835
Foreign trade loans	847,086	—	(21,641)	(21,641)	825,445
Checking account debtors	70,126	—	(8,080)	(8,080)	62,046
Factoring transactions	155,540	—	(4,053)	(4,053)	151,487
Student loans	594,688	—	(17,702)	(17,702)	576,986
Leasing transactions	940,989	—	(24,402)	(24,402)	916,587
Other commercial loans and receivables	28,163	—	(2,367)	(2,367)	25,796
Subtotals	14,808,799	(321,444)	(426,173)	(747,617)	14,061,182
Mortgage loans:
Loans with mortgage finance bonds	23,345	—	(232)	(232)	23,113
Endorsable mutual mortgage loans	90,456	—	(1,047)	(1,047)	89,409
Other mutual mortgage loans	4,820,863	—	(59,799)	(59,799)	4,761,064
Mortgage leasing transactions	307,574	—	(11,718)	(11,718)	295,856
Other mortgage loans and receivables	74,515	—	(669)	(669)	73,846
Subtotals	5,316,753	—	(73,465)	(73,465)	5,243,288
Consumer loans:
Installment consumer loans	1,866,015	—	(181,319)	(181,319)	1,684,696
Checking account debtors	124,009	—	(11,064)	(11,064)	112,945
Credit card balances	467,624	—	(24,770)	(24,770)	442,854
Consumer leasing transactions	1,467	—	(182)	(182)	1,285
Other consumer loans and receivables	33,314	—	(3,456)	(3,456)	29,858
Subtotals	2,492,429	—	(220,791)	(220,791)	2,271,638
Totals	22,617,981	(321,444)	(720,429)	(1,041,873)	21,576,108

Note 10 - Loans and Accounts Receivable from Customers, continued

As of December 31, 2019, the loan portfolio is detailed as follows:

		Allowances for loan losses
		Individual	Group
As of December 31, 2019	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	12,288,810	(193,135)	(224,925)	(418,060)	11,870,750
Foreign trade loans	1,109,169	—	(74,488)	(74,488)	1,034,681
Checking account debtors	154,276	—	(10,508)	(10,508)	143,768
Factoring transactions	221,104	—	(3,694)	(3,694)	217,410
Student loans	654,721	—	(19,442)	(19,442)	635,279
Leasing transactions	1,005,209	—	(16,302)	(16,302)	988,907
Other commercial loans and receivables	27,255	—	(2,705)	(2,705)	24,550
Subtotals	15,460,544	(193,135)	(352,064)	(545,199)	14,915,345
Mortgage loans:
Loans with mortgage finance bonds	30,269	—	(378)	(378)	29,891
Endorsable mutual mortgage loans	103,850	—	(1,408)	(1,408)	102,442
Other mutual mortgage loans	4,384,547	—	(63,528)	(63,528)	4,321,019
Mortgage leasing transactions	336,587	—	(12,879)	(12,879)	323,708
Other mortgage loans and receivables	20,788	—	(308)	(308)	20,480
Subtotals	4,876,041	—	(78,501)	(78,501)	4,797,540
Consumer loans:
Installment consumer loans	2,005,038	—	(193,726)	(193,726)	1,811,312
Checking account debtors	206,738	—	(20,106)	(20,106)	186,632
Credit card balances	537,741	—	(37,998)	(37,998)	499,743
Consumer leasing transactions	3,113	—	(227)	(227)	2,886
Other consumer loans and receivables	45,599	—	(4,360)	(4,360)	41,239
Subtotals	2,798,229	—	(256,417)	(256,417)	2,541,812
Totals	23,134,814	(193,135)	(686,982)	(880,117)	22,254,697

Schedule of movements of disaggregation of the loan portfolio

As of December 31, 2020, the Bank pledged as collateral to the Central Bank of Chile (BCCh) loans from the commercial portfolio in order to access the new Conditional Funding Facility (FCIC). The program includes access to 4-year funds at the BCCh overnight rate, with available funds size increasing as a function of additional loans pledged as collateral. The pledged loans have an outstanding principal balance of Ch$1,766,997 million. Additional disclosures on FCIC are included in Notes 19 and 23, letter e).

The following tables present the movements for the total loan portfolio disaggregated by individually and group assesed loans for the year ended December 31, 2020 and 2019:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2020	20,807	321,488	268,211	610,506	18,691,115	2,864,199	968,994	22,524,308	23,134,814
Changes in the allowances
- Transfer to stage 1	—	—	—	—	627,546	(601,963)	(25,583)	—	—
- Transfer to stage 2	(7,573)	7,573	—	—	(1,791,800)	1,876,532	(84,732)	—	—
- Transfer to stage 3	(5,410)	(84,512)	89,922	—	(69,979)	(153,174)	223,153	—	—
- Charge-offs	—	—	(198)	(198)	(15,705)	(38,228)	(261,634)	(315,567)	(315,765)
- Changes due to modifications that did not result in derecognition	—	(1,810)	(1,279)	(3,089)	(235,650)	(25,330)	(1,908)	(262,888)	(265,977)
New financial assets originated or purchased	32,170	80,355	122,624	235,149	6,798,612	1,474,294	408,576	8,681,482	8,916,631
Financial assets that have been derecognized	(13,399)	(73,546)	(104,964)	(191,909)	(7,224,940)	(837,836)	(195,902)	(8,258,678)	(8,450,587)
Net transfer (from) group to individually assessed	49,231	170,722	152,019	371,972	(49,231)	(170,722)	(152,019)	(371,972)	—
Foreign exchange and other movements	25,096	79,267	(37,840)	66,523	(402,950)	(110,636)	45,928	(467,658)	(401,135)
Ending balances as of December 31, 2020	100,922	499,537	488,495	1,088,954	16,327,018	4,277,136	924,873	21,529,027	22,617,981

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2019	—	367,611	140,943	508,554	17,697,774	2,532,128	744,034	20,973,936	21,482,490
Changes in the allowances								—	—
- Transfer to stage 1	—	—	—	—	392,454	(371,983)	(20,471)	—	—
- Transfer to stage 2	—	—	—	—	(749,463)	816,577	(67,114)	—	—
- Transfer to stage 3	—	(116,202)	116,202	—	(113,903)	(192,565)	306,468	—	—
- Charge-offs	—	—	(21,841)	(21,841)	(13,979)	(22,862)	(114,590)	(151,431)	(173,272)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	55,367	32,129	87,496	6,487,407	583,765	184,664	7,255,836	7,343,332
Financial assets that have been derecognized	—	(46,681)	(11,754)	(58,435)	(5,024,522)	(771,046)	(201,451)	(5,997,019)	(6,055,454)
Net transfer (from) group to individually assessed	20,807	25,659	—	46,466	(20,807)	(25,659)	—	(46,466)	—
Foreign exchange and other movements	—	35,734	12,532	48,266	36,154	315,844	137,454	489,452	537,718
Ending balances as of December 31, 2019	20,807	321,488	268,211	610,506	18,691,115	2,864,199	968,994	22,524,308	23,134,814

Schedule of Loan Portfolio Before Allowances for Loan Losses by Customer Economic

	As of December 31, 2020
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	973,913	87,253	1,061,166	4.69%
Mining	336,354	198,635	534,989	2.37%
Electricity, gas and water	694,970	404,875	1,099,845	4.86%
Agriculture and livestock	328,563	166,191	494,754	2.19%
Forestry and wood extraction	51,348	4,674	56,022	0.25%
Fishing	31,461	4,273	35,734	0.16%
Transport	498,450	88,563	587,013	2.60%
Communications	52,911	3,254	56,165	0.25%
Construction	1,536,686	300,997	1,837,683	8.12%
Commerce	1,618,660	592,492	2,211,152	9.78%
Services	2,761,121	839,930	3,601,051	15.92%
Others	2,207,936	1,025,289	3,233,225	14.29%
Subtotals	11,092,373	3,716,426	14,808,799	65.48%
Mortgage loans	4,684,980	631,773	5,316,753	23.51%
Consumer loans	1,706,234	786,195	2,492,429	11.02%
Totals	17,483,587	5,134,394	22,617,981	100%

Note 10 - Loans and Accounts Receivable from Customers, continued

	As of December 31, 2019
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	988,739	111,000	1,099,739	4.75%
Mining	292,263	259,352	551,615	2.38%
Electricity, gas and water	685,749	439,792	1,125,541	4.87%
Agriculture and livestock	309,648	174,295	483,943	2.09%
Forestry and wood extraction	48,192	5,136	53,328	0.23%
Fishing	42,397	4,505	46,902	0.20%
Transport	478,737	80,534	559,271	2.42%
Communications	25,209	9,717	34,926	0.15%
Construction	1,757,874	348,955	2,106,829	9.11%
Commerce	1,439,969	689,210	2,129,179	9.20%
Services	2,864,307	1,080,264	3,944,571	17.05%
Others	2,275,275	1,049,425	3,324,700	14.37%
Subtotals	11,208,359	4,252,185	15,460,544	66.82%
Mortgage loans	4,211,094	664,947	4,876,041	21.08%
Consumer loans	1,923,745	874,484	2,798,229	12.10%
Totals	17,343,198	5,791,616	23,134,814	100%

Movements in Credit Risk Provisions

Movements in allowances for loan losses during the years ended December 31, 2020 and 2019, are as follows:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2020	—	(42,000)	(151,135)	(193,135)	(145,415)	(260,297)	(281,270)	(686,982)	(880,117)
Changes in the allowances	—
- Net transfer to stage 1	—	—	—	—	(49,315)	39,672	9,643	—	—
- Net transfer to stage 2	82	(82)	—	—	19,402	(36,007)	16,605	—	—
- Net transfer to stage 3	63	9,055	(9,118)	—	2,280	28,404	(30,684)	—	—
- Increases due to change in credit risk	—	(8,381)	(43,940)	(52,321)	(28,719)	(64,496)	(138,605)	(231,820)	(284,141)
- Decreases due to change in credit risk	—	4,761	2,088	6,849	59,996	37,255	8,515	105,766	112,615
- Charge-offs	—	—	198	198	1,390	14,707	158,261	174,358	174,556
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	789	789	789
New financial assets originated or purchased	(46)	(12,567)	(104,044)	(116,657)	(80,071)	(118,827)	(99,210)	(298,108)	(414,765)
Financial assets that have been derecognized	500	4,873	61,022	66,395	50,438	68,536	59,044	178,018	244,413
Net transfer (from) to group and individually assessed	—	3,009	(46,698)	(43,689)	—	(3,009)	46,698	43,689	—
Foreign exchange and other movements	(645)	(24,948)	36,509	10,916	4,553	13,652	(24,344)	(6,139)	4,777
Ending balances as of December 31, 2020	(46)	(66,280)	(255,118)	(321,444)	(165,461)	(280,410)	(274,558)	(720,429)	(1,041,873)

Note 10 - Loans and Accounts Receivable from Customers, continued

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2019	—	(46,153)	(87,457)	(133,610)	(138,492)	(232,447)	(263,571)	(634,510)	(768,120)
Changes in the allowances
- Net transfer to stage 1	—	—	—	—	(29,418)	23,245	6,173	—	—
- Net transfer to stage 2	—	—	—	—	14,077	(28,023)	13,946	—	—
- Net transfer to stage 3	—	22,642	(22,642)	—	5,171	29,876	(35,047)	—	—
- Increases due to change in credit risk	—	(1,216)	(62,685)	(63,901)	(19,691)	(80,613)	(105,143)	(205,447)	(269,348)
- Decreases due to change in credit risk	—	7,758	1,096	8,854	51,409	39,540	11,452	102,401	111,255
- Charge-offs	—	—	13,891	13,891	983	7,631	144,859	153,473	167,364
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	(12,496)	(7,376)	(19,872)	(73,009)	(91,324)	(98,595)	(262,928)	(282,800)
Financial assets that have been derecognized	—	1,824	3,152	4,976	49,158	62,668	82,517	194,343	199,319
Net transfer (from) to group and individually assessed	—	(933)	—	(933)	—	933	—	933	—
Foreign exchange and other movements	—	(13,426)	10,886	(2,540)	(5,603)	8,217	(37,861)	(35,247)	(37,787)
Ending balances as of December 31, 2019	—	(42,000)	(151,135)	(193,135)	(145,415)	(260,297)	(281,270)	(686,982)	(880,117)

The following analysis details the movement on allowances by type of portfolio (commercial, mortgage and consumer) is as follow:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2020	—	(42,000)	(151,135)	(193,135)	(73,036)	(109,671)	(169,357)	(352,064)	(545,199)
Changes in the allowances									-
- Net transfer to stage 1	—	—	—	—	(10,902)	9,080	1,822	—	—
- Net transfer to stage 2	82	(82)	—	—	6,731	(10,831)	4,100	—	—
- Net transfer to stage 3	63	9,055	(9,118)	—	797	15,934	(16,731)	—	—
- Increases due to change in credit risk	—	(8,381)	(43,940)	(52,321)	(18,554)	(33,761)	(102,904)	(155,219)	(207,540)
- Decreases due to change in credit risk	—	4,761	2,088	6,849	18,779	12,941	4,913	36,633	43,482
- Charge-offs	—	—	198	198	72	305	86,507	86,884	87,082
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	(869)	(869)	(869)
New financial assets originated or purchased	(46)	(12,567)	(104,044)	(116,657)	(43,530)	(57,865)	(73,813)	(175,208)	(291,865)
Financial assets that have been derecognized	500	4,873	61,022	66,395	30,039	27,096	38,989	96,124	162,519
Net transfer (from) to group and individually assessed	—	3,009	(46,698)	(43,689)	—	(3,009)	46,698	43,689	—
Foreign exchange and other movements	(645)	(24,948)	36,509	10,916	1,524	23,238	(30,905)	(6,143)	4,773
Ending balances as of December 31, 2020	(46)	(66,280)	(255,118)	(321,444)	(88,080)	(126,543)	(211,550)	(426,173)	(747,617)

Note 10 - Loans and Accounts Receivable from Customers, continued

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2019	—	(46,153)	(87,457)	(133,610)	(61,971)	(109,805)	(179,321)	(351,097)	(484,707)
Changes in the allowances	—
- Net transfer to stage 1	—	—	—	—	(9,243)	7,555	1,688	—	—
- Net transfer to stage 2	—	—	—	—	6,626	(10,260)	3,634	—	—
- Net transfer to stage 3	—	22,642	(22,642)	—	1,927	11,340	(13,267)	—	—
- Increases due to change in credit risk	—	(1,216)	(62,685)	(63,901)	(13,071)	(32,280)	(46,212)	(91,563)	(155,464)
- Decreases due to change in credit risk	—	7,758	1,096	8,854	18,572	19,449	8,373	46,394	55,248
- Charge-offs	—	—	13,891	13,891	28	179	68,119	68,326	82,217
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	(12,496)	(7,376)	(19,872)	(36,672)	(35,008)	(45,007)	(116,687)	(136,559)
Financial assets that have been derecognized	—	1,824	3,152	4,976	23,152	28,514	58,013	109,679	114,655
Net transfer (from) to group and individually assessed	—	(933)	—	(933)	—	933	—	933	—
Foreign exchange and other movements	—	(13,426)	10,886	(2,540)	(2,384)	9,712	(25,377)	(18,049)	(20,589)
Ending balances as of December 31, 2019	—	(42,000)	(151,135)	(193,135)	(73,036)	(109,671)	(169,357)	(352,064)	(545,199)

	Group assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2020	(5,680)	(49,072)	(23,749)	(78,501)	(78,501)
Changes in the allowances	-	-
- Transfer to stage 1	(8,391)	7,706	685	—	—
- Transfer to stage 2	1,243	(8,157)	6,914	—	—
- Transfer to stage 3	29	3,576	(3,605)	—	—
- Increases due to change in credit risk	(3,313)	(8,190)	(3,238)	(14,741)	(14,741)
- Decreases due to change in credit risk	6,499	4,572	2,870	13,941	13,941
- Charge-offs	—	9	2,700	2,709	2,709
- Changes due to modifications that did not result in derecognition	—	—	1,344	1,344	1,344
New financial assets originated or purchased	(2,010)	(1,626)	5,948	2,312	2,312
Financial assets that have been derecognized	557	2,561	2,198	5,316	5,316
Changes in models/risk parameters	—	—	—	—	—
Foreign exchange and other movements	334	107	(6,286)	(5,845)	(5,845)
Ending balances as of December 31, 2020	(10,732)	(48,514)	(14,219)	(73,465)	(73,465)

Note 10 - Loans and Accounts Receivable from Customers, continued

	Group assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2019	(5,756)	(37,800)	(22,561)	(66,117)	(66,117)
Changes in the allowances	-	-
- Transfer to stage 1	(3,316)	2,901	415	—	—
- Transfer to stage 2	484	(5,430)	4,946	—	—
- Transfer to stage 3	244	7,413	(7,657)	—	—
- Increases due to change in credit risk	(530)	(25,837)	(5,502)	(31,869)	(31,869)
- Decreases due to change in credit risk	4,200	8,916	2,564	15,680	15,680
- Charge-offs	—	16	2,624	2,640	2,640
- Changes due to modifications that did not result in derecognition	—	—	—	—	—
New financial assets originated or purchased	(1,347)	(1,622)	(512)	(3,481)	(3,481)
Financial assets that have been derecognized	605	2,553	2,343	5,501	5,501
Changes in models/risk parameters	—	—	—	—	—
Foreign exchange and other movements	(264)	(182)	(409)	(855)	(855)
Ending balances as of December 31, 2019	(5,680)	(49,072)	(23,749)	(78,501)	(78,501)

	Group assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2020	(66,692)	(113,507)	(76,218)	(256,417)	(256,417)
Changes in the allowances	—	—
- Transfer to stage 1	(30,022)	22,886	7,136	—	—
- Transfer to stage 2	11,428	(17,019)	5,591	—	—
- Transfer to stage 3	1,454	8,894	(10,348)	—	—
- Increases due to change in credit risk	(6,852)	(22,545)	(32,463)	(61,860)	(61,860)
- Decreases due to change in credit risk	34,718	19,742	732	55,192	55,192
- Charge-offs	1,318	14,393	69,054	84,765	84,765
- Changes due to modifications that did not result in derecognition	—	—	314	314	314
New financial assets originated or purchased	(34,531)	(59,336)	(31,345)	(125,212)	(125,212)
Financial assets that have been derecognized	19,842	38,879	17,857	76,578	76,578
Changes in models/risk parameters	—	—	—	—	—
Foreign exchange and other movements	2,688	2,260	901	5,849	5,849
Ending balances as of December 31, 2020	(66,649)	(105,353)	(48,789)	(220,791)	(220,791)

Note 10 - Loans and Accounts Receivable from Customers, continued

	Group assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2019	(70,765)	(84,842)	(61,689)	(217,296)	(217,296)
Changes in the allowances	-	-
- Transfer to stage 1	(16,859)	12,789	4,070	—	—
- Transfer to stage 2	6,968	(12,334)	5,366	—	—
- Transfer to stage 3	3,000	11,123	(14,123)	—	—
- Increases due to change in credit risk	(6,090)	(34,493)	(53,429)	(94,012)	(94,012)
- Decreases due to change in credit risk	28,637	11,175	515	40,327	40,327
- Charge-offs	955	7,436	74,116	82,507	82,507
- Changes due to modifications that did not result in derecognition	—	—	—	—	—
New financial assets originated or purchased	(34,990)	(54,694)	(53,076)	(142,760)	(142,760)
Financial assets that have been derecognized	25,401	31,601	22,161	79,163	79,163
Changes in models/risk parameters	—	—	—	—	—
Foreign exchange and other movements	(2,949)	(1,268)	(129)	(4,346)	(4,346)
Ending balances as of December 31, 2019	(66,692)	(113,507)	(76,218)	(256,417)	(256,417)

Schedule of Detail of Loans and Receivables Sold

As of December 31, 2019, the Bank and its subsidiaries derecognized 100% of its sold portfolio, thus complying with the requirements of the accounting policy for derecognizing financial assets and liabilities as set forth in Note 1, letter k), section iv) of these Consolidated Financial Statements.

	For the year ended December 31, 2020					For the year ended December 31, 2019
				Adjustment	Net effect on				Adjustment	Net effect on
Portfolio	Loan Value	Allowances	Sale price	to EIR	income	Loan Value	Allowances	Sale price	to EIR	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current	—	—	—	—	—	14,231	(14,113)	4,130	(207)	3,805
Charged-off	—	—	—	—	—	—	—	2,199	—	2,199
Totals	—	—	—	—	—	14,231	(14,113)	6,329	(207)	6,004

Note 10 - Loans and Accounts Receivable from Customers, continued

d.2) CAE portfolio sale

For the year ended on December 31, 2020, gains recognized from sales of the portfolio amount to MCh$6,476  (MCh$8,584 for the year ended December 31, 2019). These amounts are presented in the Consolidated Statement of Income (Loss) under the line item “Net income from financial operations”. The portion to be deferred amounts to MCh$6,717 as of December 31, 2020 (MCh$9,079 as of December 31, 2019) and is recognized as interest income throughout the term of each loan by applying the effective interest rate method, according to IFRS 9.

	For the year ended December 31, 2020					For the year ended December 31, 2019
				Adjustment	Net effect on				Adjustment	Net effect on
Portfolio	Loan Value	Allowances	Sale price	to EIR	income	Loan Value	Allowances	Sale price	to EIR	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
CAE	81,697	2,123	92,767	6,717	6,476	103,201	(849)	120,015	9,079	8,584

Schedule of Cash Flows to be Received from Finance Lease Contracts

As of December 31, 2020 and 2019, the Bank’s scheduled cash flows to be received from finance lease contracts have the following maturities:

	Total receivable		Unearned income		Net lease receivable
	As of December 31,		As of December 31,		As of December 31,
	2020	2019	2020	2019	2020	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Up to one month	30,141	13,793	144	7	29,997	13,786
More than 1 month to 3 months	3,400	4,033	86	54	3,314	3,979
More than 3 months up to 1 year	38,446	39,184	1,525	1,839	36,921	37,345
More than 1 year up to 3 years	189,921	263,280	11,253	23,286	178,668	239,994
More than 3 years up to 6 years	338,156	413,066	42,164	71,543	295,992	341,523
More than 6 years	1,121,390	1,172,198	416,252	463,916	705,138	708,282
Totals	1,721,454	1,905,554	471,424	560,645	1,250,030	1,344,909

	As of December 31,
Leasing transactions	2020	2019
	MCh$	MCh$
Commercial	940,989	1,005,209
Mortgage	307,574	336,587
Consumer	1,467	3,113
Totals	1,250,030	1,344,909

Commercial loans [member]
Disclosure of financial assets [line items]
Schedule of movements of disaggregation of the loan portfolio

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2019	—	367,611	140,943	508,554	17,697,774	2,532,128	744,034	20,973,936	21,482,490
Changes in the allowances								—	—
- Transfer to stage 1	—	—	—	—	392,454	(371,983)	(20,471)	—	—
- Transfer to stage 2	—	—	—	—	(749,463)	816,577	(67,114)	—	—
- Transfer to stage 3	—	(116,202)	116,202	—	(113,903)	(192,565)	306,468	—	—
- Charge-offs	—	—	(21,841)	(21,841)	(13,979)	(22,862)	(114,590)	(151,431)	(173,272)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	55,367	32,129	87,496	6,487,407	583,765	184,664	7,255,836	7,343,332
Financial assets that have been derecognized	—	(46,681)	(11,754)	(58,435)	(5,024,522)	(771,046)	(201,451)	(5,997,019)	(6,055,454)
Net transfer (from) group to individually assessed	20,807	25,659	—	46,466	(20,807)	(25,659)	—	(46,466)	—
Foreign exchange and other movements	—	35,734	12,532	48,266	36,154	315,844	137,454	489,452	537,718
Ending balances as of December 31, 2019	20,807	321,488	268,211	610,506	18,691,115	2,864,199	968,994	22,524,308	23,134,814

Note 10 - Loans and Accounts Receivable from Customers, continued

The following table presents the movements for the Commercial loans portfolio disaggregated by individually and group assessed loans for the year ended December 31, 2020:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals

Opening balances as of January 1, 2020	20,807	321,488	268,211	610,506	12,445,411	1,725,817	678,810	14,850,038	15,460,544
Changes in the allowances
- Transfer to stage 1	—	—	—	—	196,395	(188,266)	(8,129)	—	—
- Transfer to stage 2	(7,573)	7,573	—	—	(829,499)	848,497	(18,998)	—	—
- Transfer to stage 3	(5,410)	(84,512)	89,922	—	(37,142)	(95,739)	132,881	—	—
- Charge-offs	—	—	(198)	(198)	(443)	(2,370)	(165,651)	(168,464)	(168,662)
- Changes due to modifications that did not result in derecognition	—	(1,810)	(1,279)	(3,089)	(156,731)	(11,529)	(2,906)	(171,166)	(174,255)
New financial assets originated or purchased	32,170	80,355	122,624	235,149	5,000,040	1,070,353	357,615	6,428,008	6,663,157
Financial assets that have been derecognized	(13,399)	(73,546)	(104,964)	(191,909)	(5,865,418)	(508,072)	(143,255)	(6,516,745)	(6,708,654)
Net transfer (from) group to individually assessed	49,231	170,722	152,019	371,972	(49,231)	(170,722)	(152,019)	(371,972)	—
Foreign exchange and other movements	25,096	79,267	(37,840)	66,523	(275,404)	(103,453)	49,003	(329,854)	(263,331)
Ending balances as of December 31, 2020	100,922	499,537	488,495	1,088,954	10,427,978	2,564,516	727,351	13,719,845	14,808,799

The following table presents the movements for the Commercial loans portfolio disaggregated by individually and group assessed loans for the year ended December 31, 2019:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals

Opening balances as of January 1, 2019	—	367,611	140,943	508,554	11,935,270	1,428,951	494,125	13,858,346	14,366,900
Changes in the allowances
- Transfer to stage 1	—	—	—	—	158,836	(145,228)	(13,608)	—	—
- Transfer to stage 2	—	—	—	—	(430,358)	454,203	(23,845)	—	—
- Transfer to stage 3	—	(116,202)	116,202	—	(85,689)	(113,481)	199,170	—	—
- Charge-offs	—	—	(21,841)	(21,841)	(654)	(1,314)	(74,877)	(76,845)	(98,686)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	55,367	32,129	87,496	4,901,848	341,720	115,347	5,358,915	5,446,411
Financial assets that have been derecognized	—	(46,681)	(11,754)	(58,435)	(4,049,247)	(506,777)	(149,445)	(4,705,469)	(4,763,904)
Net transfer (from) group to individually assessed	20,807	25,659	—	46,466	(20,807)	(25,659)	—	(46,466)	—
Foreign exchange and other movements	—	35,734	12,532	48,266	36,212	293,402	131,943	461,557	509,823
Ending balances as of December 31, 2019	20,807	321,488	268,211	610,506	12,445,411	1,725,817	678,810	14,850,038	15,460,544

Mortgages loans [member]
Disclosure of financial assets [line items]
Schedule of movements of disaggregation of the loan portfolio

The following table presents the movements of the Mortgage loans portfolio for the year ended December 31, 2020:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2020	4,043,765	656,010	176,266	4,876,041
Changes in the allowances
- Transfer to stage 1	265,412	(259,632)	(5,780)	—
- Transfer to stage 2	(613,181)	669,912	(56,731)	—
- Transfer to stage 3	(7,706)	(36,114)	43,820	—
- Charge-offs	—	(63)	(12,428)	(12,491)
- Changes due to modifications that did not result in derecognition	(27,511)	(6,693)	612	(33,592)
New financial assets originated or purchased	971,616	76,558	2,117	1,050,291
Financial assets that have been derecognized	(411,059)	(71,328)	(22,524)	(504,911)
Foreign exchange and other movements	(54,821)	(2,729)	(1,035)	(58,585)
Ending balances as of December 31, 2020	4,166,515	1,025,921	124,317	5,316,753

The following table presents the movements of the Mortgage loans portfolio for the year ended December 31, 2019:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2019	3,626,811	659,119	159,897	4,445,827
Changes in the allowances
- Transfer to stage 1	112,611	(112,195)	(416)	—
- Transfer to stage 2	(174,723)	210,287	(35,564)	—
- Transfer to stage 3	(12,815)	(64,770)	77,585	—
- Charge-offs	(36)	(115)	(12,230)	(12,381)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	763,342	17,230	2,298	782,870
Financial assets that have been derecognized	(330,014)	(62,240)	(20,063)	(412,317)
Foreign exchange and other movements	58,589	8,694	4,759	72,042
Ending balances as of December 31, 2019	4,043,765	656,010	176,266	4,876,041

Consumer loans [member]
Disclosure of financial assets [line items]
Schedule of movements of disaggregation of the loan portfolio

The following table presents the movements of the Consumer loans portfolio for the year ended December 31, 2020:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2020	2,201,939	482,372	113,918	2,798,229
Changes in the allowances
- Transfer to stage 1	165,739	(154,065)	(11,674)	—
- Transfer to stage 2	(349,120)	358,123	(9,003)	—
- Transfer to stage 3	(25,131)	(21,321)	46,452	—
- Charge-offs	(15,262)	(35,795)	(83,555)	(134,612)
- Changes due to modifications that did not result in derecognition	(51,408)	(7,108)	386	(58,130)
New financial assets originated or purchased	826,956	327,383	48,844	1,203,183
Financial assets that have been derecognized	(948,463)	(258,436)	(30,123)	(1,237,022)
Foreign exchange and other movements	(72,725)	(4,454)	(2,040)	(79,219)
Ending balances as of December 31, 2020	1,732,525	686,699	73,205	2,492,429

The following table presents the movements of the Consumer loans portfolio for the year ended December 31, 2019:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2019	2,135,693	444,058	90,012	2,669,763
Changes in the allowances
- Transfer to stage 1	121,007	(114,560)	(6,447)	—
- Transfer to stage 2	(144,382)	152,087	(7,705)	—
- Transfer to stage 3	(15,399)	(14,314)	29,713	—
- Charge-offs	(13,289)	(21,433)	(27,483)	(62,205)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	822,217	224,815	67,019	1,114,051
Financial assets that have been derecognized	(645,261)	(202,029)	(31,943)	(879,233)
Foreign exchange and other movements	(58,647)	13,748	752	(44,147)
Ending balances as of December 31, 2019	2,201,939	482,372	113,918	2,798,229